Shareholder Report, Holdings (Details)	Apr. 30, 2025
American Funds Global Balanced Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class 529-F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class 529-F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class 529-F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-2E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-2E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-5E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-5E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-5 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-5 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]
American Funds Global Balanced Fund - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.47%
American Funds Global Balanced Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
American Funds Global Balanced Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds Global Balanced Fund - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
American Funds Global Balanced Fund - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
American Funds Global Balanced Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
American Funds Global Balanced Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds Global Balanced Fund - Class R-6 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund - Class R-6 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
American Funds Global Balanced Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
American Funds Global Balanced Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[1]

[1]	Includes derivatives.